Group Balance Sheet - ZAR (R) R in Millions	Jun. 30, 2022	Jun. 30, 2021
Non-current assets
Property, plant and equipment	R 32,872	R 33,597
Intangible assets	48	365
Restricted cash and investments	5,555	5,232
Investments in associates	125	126
Deferred tax assets	203	272
Other non-current assets	374	332
Derivative financial assets	137	328
Total non-current assets	39,314	40,252
Current assets
Inventories	2,818	2,542
Restricted cash and investments	27	67
Trade and other receivables	1,682	1,652
Derivative financial assets	519	1,471
Cash and cash equivalents	2,448	2,819
Total current assets	7,494	8,551
Total assets	46,808	48,803
Share capital and reserves
Attributable to equity holders of the parent company	30,039	31,160
Share capital and premium	32,934	32,934
Other reserves	6,744	6,399
Accumulated loss	(9,639)	(8,173)
Non-controlling interest	78	54
Total equity	30,117	31,214
Non-current liabilities
Deferred tax liabilities	1,586	2,178
Provision for environmental rehabilitation	5,013	4,662
Non-current Other Provisions	932	926
Borrowings	3,180	2,974
Contingent consideration liability	356	417
Other non-current liabilities	268	178
Derivative financial liabilities	3	6
Streaming contract liability	378	695
Total non-current liabilities	11,716	12,036
Current liabilities
Current Other Provisions	139	175
Borrowings	25	387
Trade and other payables	4,494	4,389
Derivative financial liabilities	8	206
Streaming contract liability	309	396
Total current liabilities	4,975	5,553
Total equity and liabilities	R 46,808	R 48,803